Transactions with Related Parties and Shareholders - Summary of Accrued Recognized Interest Cost from Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Beginning Balance	$ 60,892
Interest cost	0	$ 77,117	$ 4,833
Repayments to assignee		(779,019)
Interest paid	(352,097)	(1,717,263)	(1,423,179)
Ending Balance		60,892
Payable to Assignee A
Related Party Transaction [Line Items]
Beginning Balance	60,892	783,852
Interest cost		77,117
Proceeds from assignee			779,019
Repayments to assignee		(779,019)
Interest paid	(60,892)	(21,058)
Ending Balance	$ 0	$ 60,892	$ 783,852